Note 11 - Income Taxes (Details) - Component of Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Component of Income Taxes [Abstract]
State	$ 115	$ 181	$ 214
Federal	(796)	(2,518)	(11,214)
Total current	(681)	(2,337)	(11,000)
Federal			1,138
Total deferred			1,138
Net income tax benefit	$ (681)	$ (2,337)	$ (9,862)